UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2011

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):         [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shapiro Capital Management LLC
Address:  3060 Peachtree Road, NW Suite 1555
          Atlanta GA  30306

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:     MICHAEL MCCARTHY
Title:    PRINCIPAL
Phone:    404-842-9600

Signature, Place, and Date of Signing:

_________________________________________________________________________
    [Signature]                         [City, State]            [Date]

Report Type       (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]


         Form 13F File Number              Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                                         FORM 13F SUMMARY PAGE


Report Summary:  Shapiro Capital Management LLC      6/30/2010

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                54


Form 13F Information Table Value Total          $3,000,872,870
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                      Name

         _________________________           __________________________
         [Repeat as necessary.]

                                    FORM 13F
PAGE 1 OF 2                                                           30-Jun-11
NAME OF REPORTING MANAGER: SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

           ITEM 1:           ITEM 2:     ITEM 3:         ITEM 4:    ITEM 5:       ITEM 6           ITEM 7           ITEM 8
                                                                                 Investment          Man-
                                                       Fair       Shares of      Discretion  (c)   ager's  Voting Authority (shares)
                             Title of     CUSIP       Market      Principal (a)  (b) Shared Shared   See       (a)       (b)     (c)
Name of Issuer                Class       Number      Value         Amount  Sole As defined Other  Instr V     Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------

Bill Barrett Corporation     Common       06846N104   $ 181,380,852  3,913,287  x                             3,392,543      519,544
---------------------------------------------------------------

Live Nation Entertainment,
  Inc.                       Common        538034109  $ 166,947,467 14,555,141  x                            12,621,456    1,929,385
---------------------------------------------------------------

Babcock & Wilcox Company     Common       05615f102   $ 153,861,548  5,552,564  x                             4,811,654      739,210
---------------------------------------------------------------

VCA Antech, Inc.             Common        918194101  $ 153,362,772  7,234,093  x                             6,269,756      961,937
---------------------------------------------------------------

Nalco Holding Co             Common       62985Q101   $ 150,161,346  5,399,545  x                             4,670,077      728,068
---------------------------------------------------------------

Tidewater Inc.               Common        886423102  $ 144,220,540  2,680,181  x                             2,329,238      350,043
---------------------------------------------------------------

Hanesbrands, Inc.            Common        410345102  $ 134,114,053  4,697,515  x                             4,053,782      642,533
---------------------------------------------------------------

Constellation Brands Inc.
  - A                       Cl A Common  21036p108   $ 123,231,477  5,918,899   x                             5,133,359      783,840
---------------------------------------------------------------

US Cellular Corp             Common        911684108  $ 118,154,920  2,440,209  x                             2,147,824      291,885
---------------------------------------------------------------

Penske Automotive Group,
  Inc.                       Common       70959w103   $ 116,943,611  5,142,639  x                             4,218,736      923,903
---------------------------------------------------------------

Checkpoint Systems Inc       Common        162825103  $  93,176,649  5,211,222  x                             4,278,873      932,349
---------------------------------------------------------------

Zebra Technologies Cp
  Class A                    Cl A Common   989207105  $  91,838,332  2,177,812  x                             1,892,594      285,218
---------------------------------------------------------------

Cabot Microelectronics Com   Common       12709p103   $  86,490,336  1,861,208  x                             1,561,766      299,442
---------------------------------------------------------------

Brinker International, Inc.  Common        109641100  $  85,055,370  3,477,325  x                             2,991,999      484,926
---------------------------------------------------------------

General Electric Com         Common        369604103  $  80,947,820  4,292,037  x                             4,219,087       70,450
---------------------------------------------------------------

KAR Auction Services         Common       48238T109   $  78,682,827  4,160,911  x                             3,537,308      623,603
---------------------------------------------------------------

CVS Caremark Corporation     Common        126650100  $  72,615,345  1,932,287  x                             1,893,387       37,500
---------------------------------------------------------------

John Bean Technologies Corp. Common        477839104  $  71,361,318  3,693,650  x                             2,941,121      752,529
---------------------------------------------------------------

Molson Coors Brewing Co
  Cl B                      Cl B Common  60871R209   $  68,234,898  1,525,143   x                             1,491,143       33,000
---------------------------------------------------------------

Western Union Co             Common        959802109  $  64,482,519  3,219,297  x                             3,188,997       28,300
---------------------------------------------------------------

Quest Diagnostics Inc        Common       74834l100   $  63,746,087  1,078,614  x                             1,053,214       24,500
---------------------------------------------------------------

Baxter International         Common        071813109  $  59,269,305    992,952  x                               965,602       26,450
---------------------------------------------------------------

Johnson & Johnson            Common        478160104  $  57,800,558    868,920  x                               845,620       22,500
---------------------------------------------------------------

NV Energy, Inc.              Common       67073Y106   $  55,742,994  3,631,465  x                             2,656,314      973,651
---------------------------------------------------------------

CoreLogic Inc.               Common       21871d103   $  53,686,840  3,212,857  x                             2,655,934      556,323
---------------------------------------------------------------

Calgon Carbon Corp           Common        129603106  $  49,700,452  2,923,556  x                             2,398,500      525,056
---------------------------------------------------------------

Tyco International Ltd       Common       h89128104   $  49,031,001    991,928  x                               973,928       17,300
---------------------------------------------------------------

Time Warner Inc. New         Common        887317303  $  44,131,598  1,213,407  x                             1,178,093       34,014
---------------------------------------------------------------

Microsoft Corp               Common        594918104  $  39,311,630  1,511,986  x                             1,498,086       12,300
---------------------------------------------------------------

H.B. Fuller Co.              Common        359694106  $  37,886,531  1,551,455  x                             1,231,947      319,508
---------------------------------------------------------------

Empire District Electric
  Company                    Common        291641108  $  34,038,179  1,767,299  x                             1,407,300      359,999
---------------------------------------------------------------

PharMerica Corporation       Common       71714f104   $  33,438,958  2,620,608  x                             2,004,756      615,852
---------------------------------------------------------------

Accuray Inc.                 Common        004397105  $  32,400,234  4,044,973  x                             3,528,843      515,130
---------------------------------------------------------------

Generac Holdings Inc         Common        368736104  $  30,345,189  1,564,185  x                               918,785      645,400
---------------------------------------------------------------

Lender Processing Services,
  Inc.                       Common       52602E102   $  29,460,413  1,408,915  x                             1,142,600      266,315
---------------------------------------------------------------

Cooper Companies, Inc.       Common        216648402  $  23,881,510    301,382  x                               213,279       88,103
---------------------------------------------------------------

Ishares Russell 2000         ETF           464287655  $  22,122,504    267,180  x                               261,280        5,900
---------------------------------------------------------------

International Flavors &
  Fragrances                 Common        459506101  $  11,536,862    179,590  x                               168,840       10,650
---------------------------------------------------------------

Ishares Trust Russell 2000
  Value Index Fun            ETF           464287630  $  10,277,400    140,000  x                                87,700       52,300
---------------------------------------------------------------

Perkinelmer, Inc.            Common        714046109  $   8,564,646    318,270  x                                     0      318,270
---------------------------------------------------------------

S&P Midcap 400 ETF           ETF          78467y107   $   4,967,200     28,000  x                                28,000            0
---------------------------------------------------------------

Spdr Trust Series 1          ETF          78462F103   $   3,632,738     27,527  x                                27,527            0
---------------------------------------------------------------

PetSmart Inc.                Common        716768106  $   2,276,440     50,175  x                                46,875        2,900
---------------------------------------------------------------

GENERAL MTRS CO JR PFD
  CNV SRB 4.75%              Preferred    37045V209   $   1,920,356     39,400  x                                35,900        2,500
---------------------------------------------------------------

Post Properties 8.50%        Preferred     737464206  $   1,351,299     23,707  x                                22,707        1,000
---------------------------------------------------------------

General Motors               Common       37045v100   $   1,218,499     40,135  x                                40,135            0
---------------------------------------------------------------

JP Morgan Chase 8.625 Pfd    Preferred    46625H621   $   1,056,772     37,850  x                                35,850        1,000
---------------------------------------------------------------

Nextera Energy Inc.
  Corp Unit                  Preferred    65339F309   $     617,015     11,900  x                                 8,500        2,200
---------------------------------------------------------------

Cincinnati Bell 6.75%
  Series B                   Preferred     171871403  $     562,738     13,500  x                                10,500        2,000
---------------------------------------------------------------

iShares iBoxx $ High Yield
  Corporate Bd               ETF           464288513  $     515,902      5,650  x                                 5,350            0
---------------------------------------------------------------

E I Dupont                   Common        263534109  $     384,067      7,106  x                                 7,106            0
---------------------------------------------------------------

WELLS FARGO & CO NEW DEP
  SHS SER J                  Preferred     949746879  $     300,195     10,500  x                                10,500            0
---------------------------------------------------------------

WALT DISNEY COMPANY          Common        254687106  $     221,246      5,667  x                                 5,667            0
---------------------------------------------------------------

Bank America Preferred J     Preferred     060505724  $     211,512      8,400  x                                 8,400            0
---------------------------------------------------------------


---------------------------------------------------------------

                   TOTAL               54 SECURITIES  $ 3,000,872,870  119,984,024                           103,128,338  16,818,786
-----------------------------------------------------------------

